RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits per the Financial Statements	$ 816,894	$ 798,523
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(2,692)	(6,305)
Amounts Allocated to Withdrawing Participants	(135)	(511)
Net Assets Available for Benefits per the Form 5500	$ 814,067	$ 791,707